Offerings - Offering: 1	Aug. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 each, to be issued pursuant to the Second Amended and Restated La Rosa 2022 Equity Incentive Plan
Amount Registered | shares	312,461
Proposed Maximum Offering Price per Unit	5.1225
Maximum Aggregate Offering Price	$ 1,600,581.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 245.05
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers additional shares of Common Stock, par value $0.0001 per share (“Common Stock”), of La Rosa Holdings Corp. (the “Company” or “Registrant”) (i) authorized for issuance under the Second Amended and Restated La Rosa Holdings Corp. 2022 Equity Incentive Plan (the “2022 Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Common Stock that may become issuable under the 2022 Plan by reason of any stock split, stock dividend or similar transaction involving the Common Stock.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon $5.1225 per share, which is the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on August 21, 2025.

Rounded up to the nearest cent.